Note 5 - Property and Equipment (Details) - CAD	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016
Cost, beginning balance	CAD 6,041,569	CAD 5,526,159
Additions	1,898,751	515,410
Cost, ending balance	7,940,320	6,041,569
Accumulated amortization, beginning balance	4,151,931	3,766,721
Depreciation	520,838	385,210
Accumulated amortization, ending balance	4,672,769	4,151,931
Net book value	3,267,551	1,889,638
Computer Equipment [Member]
Cost, beginning balance	295,296	293,870
Additions	235,454	1,426
Cost, ending balance	530,750	295,296
Accumulated amortization, beginning balance	238,672	214,525
Depreciation	47,811	24,147
Accumulated amortization, ending balance	286,483	238,672
Net book value	244,267	56,624
Computer Software [Member]
Cost, beginning balance	124,151	124,151
Additions	31,908	0
Cost, ending balance	156,059	124,151
Accumulated amortization, beginning balance	117,506	110,860
Depreciation	13,622	6,646
Accumulated amortization, ending balance	131,128	117,506
Net book value	24,931	6,645
Furniture and Fixtures [Member]
Cost, beginning balance	129,860	129,860
Additions	42,638	0
Cost, ending balance	172,498	129,860
Accumulated amortization, beginning balance	109,243	104,089
Depreciation	10,747	5,154
Accumulated amortization, ending balance	119,990	109,243
Net book value	52,508	20,617
Laboratory Equipment [Member]
Cost, beginning balance	3,933,693	3,483,398
Additions	1,353,110	450,295
Cost, ending balance	5,286,803	3,933,693
Accumulated amortization, beginning balance	2,290,074	1,968,088
Depreciation	379,158	321,986
Accumulated amortization, ending balance	2,669,232	2,290,074
Net book value	2,617,571	1,643,619
Leasehold Improvements [Member]
Cost, beginning balance	1,205,811	1,142,122
Additions	235,641	63,689
Cost, ending balance	1,441,452	1,205,811
Accumulated amortization, beginning balance	1,143,792	1,142,122
Depreciation	49,154	1,670
Accumulated amortization, ending balance	1,192,946	1,143,792
Net book value	248,506	62,019
Laboratory Equipment Under Capital Lease [Member]
Cost, beginning balance	276,300	276,300
Additions	0	0
Cost, ending balance	276,300	276,300
Accumulated amortization, beginning balance	179,422	155,203
Depreciation	19,376	24,219
Accumulated amortization, ending balance	198,798	179,422
Net book value	77,502	96,878
Computer Equipment Under Capital Lease [Member]
Cost, beginning balance	76,458	76,458
Additions	0	0
Cost, ending balance	76,458	76,458
Accumulated amortization, beginning balance	73,222	71,834
Depreciation	970	1,388
Accumulated amortization, ending balance	74,192	73,222
Net book value	CAD 2,266	CAD 3,236